                             Quaker Investment Trust

                          Quaker Strategic Growth Fund
                             Quaker Core Equity Fund
                          Quaker Small-Cap Growth Fund
                        Quaker Capital Opportunities Fund
                      Quaker Biotech Pharma-Healthcare Fund
                            Quaker Mid-Cap Value Fund
                           Quaker Small-Cap Value Fund
                          Geewax Terker Core Value Fund
                                  (the "Funds")

          SUPPLEMENT DATED JUNE 19, 2006 TO THE FUNDS' PROSPECTUS DATED
                                OCTOBER 28, 2005

Quaker Core Equity Fund

Effective  as of the date of this  supplement,  the  following  will replace the third bullet point under "Principal Investment Strategy" on Page 8 of the Funds'
Prospectus:

     o    Maintains   an   investment   portfolio   that  has,  on  average,   a
          price-to-earnings  ratio and yield that is  comparable  to the Russell
          1000(R)Growth Index.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE